Discontinued Operations Balance Sheet Amounts of Discontinued Operations (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, net	$ 539	$ 308
Inventories, net	385	296
Other current assets	72	36
Assets Held-for-sale, Not Part of Disposal Group, Current	291	206
Property and equipment, net	1,188	1,256
Goodwill	1,050	1,123	$ 1,149
Intangible assets, net	752	725
Other noncurrent assets	64	29
Assets held-for-sale, noncurrent	4,258	4,441
Other noncurrent liabilities	96	103
Liabilities held-for-sale, noncurrent	68	67
Discontinued Operations, Held-for-sale [Member]
Accounts receivable, net	20	25
Inventories, net	188	171
Other current assets	83	10
Property and equipment, net	2,185	1,899
Goodwill	1,568	1,988
Intangible assets, net	503	535
Other noncurrent assets	2	19
Other noncurrent liabilities	$ 68	$ 67